UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.): [ ]is a restatement.
	[ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     GW & Wade, LLC
Address:  93 Worcester Street
	  Wellesley, MA 02481

Form 13F File Number: 28-6161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert P. Lavigne
Title: Chief Compliance Officer
Phone: 781-239-1188

Signature, Place, and Date of Signing:

Robert P. Lavigne	Wellesley, MA   07/29/2010
[Signature]		[City, State]	[Date]

Report Type (Check only one.):

[x]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

[ ]13F COMBINATION REPORT. (Check here it a portion of
 the holdings for this reorting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number 	Name

28-_______________          ________________________________

[Repeat as necessary.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  106

Form 13F Information Table Value Total:  $16206.3
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s)of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number	Name

______     28-_________________              ___________________
[Repeat as necessary.]





Quant	Security	Cusip		Mkt Value
53917	Abbott Lab	002824100	2522000
1161970	Acme Packet Inc	004764106	31234000
5070	Amgen		031162100	267000
7724	Apple Computer	037833100	1943000
25042	Auto Data Proc	053015103	1008000
32720	BoA		060505104	470000
4	Berk Hath	084670108	480000
3500	Berkshire HathB	084670207	279000
14860	Bhp BillADR	088606958	921000
73691	Brstl Myrs Sqb	110122108	1838000
5300	CSX Corp	126408103	263000
11897	CVS Caremark 	126650100	349000
4515	Caterpillar Inc	149123101	271000
48632	Chevron Texaco 	166764100	3300000
35472	Cisco Sys Inc	172967101	756000
106095	Citigroup Inc	172967101	399000
38221	Clorox		189054109	2376000
44732	Coca Cola	191216100	2242000
39670	Colgate Pal	194162103	3124000
26704	Cons Edison 	209034107	1151000
7635	Disney Walt Co.	254687106	240000
20716	General Dyn	369550108	1213000
140700	General Elect	369604103	2029000
45513	Heinz		423074103	1967000
7773	Hewlett Packard	428236103	336000
10000	Hingham Svgs 	433323102	369000
71277	Home Depot	437076102	2001000
50719	Honeywell, Inc.	438516106	1980000
110238	Intel Corp	458140100	2144000
30557	Inter Bus Mach	459200101	3773000
6573	Ish MSCI BrzIdx	464286100	406000
20920	Ish MSCI JapIdx	464286848	192000
45738	Ish DJ SlDvId	464287168	1941000
37816	Ish MSCI EmMkts	464287234	1411000
4925	Ish S&P LtnAm40	464287390	204000
71252	Ish MSCI EafIdx	464287465	3314000
14319	Ish Rsl MidVal	464287473	522000
7870	Ish Rsl MidGr	464287481	344000
17153	Ish S&P Mid400	464287507	1215000
60796	Ish Rsl 1000Va	464287598	3296000
84299	Ish Rsl 1000GrI	464287614	3863000
25923	Ish Rsl 1000Idx	464287622	1481000
19240	Ish Rsl 2000Val	464287630	1097000
39382	Ish Rsl 2000 Gr	464287648	2622000
40767	Ish Rsl 2000Idx	464287655	2491000
10364	Ish Rsl 3000Idx	464287689	633000
6184	Ish S&P 500 	464287953	640000
54495	Jnsn & Jnsn	478160104	3218000
24237	Kimberly-Clark	494368103	1469000
6533	KinderMorgan 	494550106	425000
34761	McDonalds Corp.	580135101	2290000
14291	Merck & Co.	589331107	500000
10240	Occidenta Petro	674599105	790000
90400	Prctr & Gam	742718109	5422000
7477	Ryl Dtch Shl 	780259107	361000
10275	Ryl Dtch ShlA 	780259206	516000
10710	San Juan Basin	798241105	261000
27764	Sanmina Corp	800907206	378000
25790	Southern Co.	842587107	858000
77370	Sysco Corp.	871829107	2210000
3935	Teva Pharm	881624209	205000
48488	UnileverPlcNew 	904767704	1296000
33902	Unilever N V	904784709	926000
30747	UPS		911312106	1749000
28433	United Tech	913017109	1846000
16189	Wells Fargo	949746101	414000
33840	Travelers Inc.	89417E109	1667000
81306	AT&T Inc Com	00206R102	1967000
36555	Biosphere Med	09066V103	158000
29473	Conocophillips	20825C104	1447000
49809	Dupont		23337C208	1723000
35369	Dell Inc	24702R101	427000
11900	EV Tax ManGlBuy	27829C105	133000
10350	EV Tax AdvGlo	27829F108	152000
80249	EV Tax ManGlobl	27829F108	767000
16430	EV Risk Mng Div	27829G106	263000
50711	EnrgyTrnsfrPart	29273R109	2353000
34617	Exxon Mobil Cor	30231G102	1976000
1860	Goldmn Sachs 	38141G104	244000
483	Google Inc A	38259P508	215000
9775	Ish S&PGSCmIdxd	46428R107	272000
14246	J P MorganChase	46625H100	522000
228713	Nasdaq PrInGrFd	63110R105	2726000
27592	Oracle Corp	68389X105	592000
23894	PwrSh QQQ 	73935A104	1020000
10357	PwrSh Db Com	73935S105	223000
30515	PwrShETF Wldr	73935X161	252000
7140	ProSh UltraQQQ 	74347R206	361000
82926	ProSh US 20+Tr	74347X849	2942000
21724	RydexS&P 500Eql	78355W106	821000
5320	Rydex Rsl Top50	78355W205	400000
39398	Sctr SpdrIntFin	78355W205	544000
25365	Spdr Gold Tr 	78463V107	3086000
4425	Spdr SP Div	78464A763	200000
25254	3m Company	88579Y101	1995000
37459	Waste Manag	94106L109	1172000
26110	WT Tot div	97717W109	1008000
68422	WT Lgcap Div	97717W307	2616000
40710	WT Div Top 100	97717W406	1597000
23840	WT Midcap Divid	97717W505	1003000
23676	WT Defa Fd	97717W695	904000
16833	WT Intl MidcDiv	97717W778	690000
20788	WT Intl LgcpDiv	97717W794	775000
11240	Conagra Inc	205887102	262000
16700	Ish Comex Gold 	464285105	203000
16368	SctrSpdrIntTech	81369y803	334000